Bonus Programs	12 Months Ended
Dec. 31, 2024
Bonus Programs [Abstract]
Bonus Programs	Bonus Programs
18.1 Quantitative and qualitative objectives
The bonus program for executives is based on complying with certain goals established annually by management, which include quantitative and qualitative objectives, and special projects.
The quantitative objectives represent approximately 50% of the bonus and are based on the Economic Value Added (“EVA”) methodology. The objective established for the executives at each entity is based on a combination of the EVA generated per entity and the EVA generated by the Company, calculated at approximately 70% and 30%, respectively. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.
The bonus amount is determined based on each eligible participant’s level of responsibility and based on the EVA generated by the applicable business unit the employee works for. This formula is established by considering the level of responsibility within the organization, the employees’ evaluation and competitive compensation in the market. The bonus is paid to the eligible employee on an annual basis and after withholding applicable taxes.
18.2 Share-based payment bonus plan
The Company has implemented a stock incentive plan for the benefit of its senior executives. As discussed above, this plan uses as its main evaluation metric the EVA. Under the EVA stock incentive plan, eligible employees are entitled to receive a special annual bonus (fixed amount), to be paid in shares of FEMSA or Coca-Cola FEMSA, as applicable or stock options (the plan considers providing stock options to employees; however, since inception only shares of FEMSA or Coca-Cola FEMSA have been granted).
The plan is managed by FEMSA’s chief executive officer (“CEO”), with the support of the board of directors, together with the CEO of the respective sub-holding company. FEMSA’s Board of Directors is responsible for approving the plan’s structure, and the annual amount of the bonus. Each year, FEMSA’s CEO in conjunction with the Evaluation and Compensation Committee of the board of directors and the CEO of the respective sub-holding company determines the employees eligible to participate in the plan and the bonus formula to determine the number of shares to be received. The shares vest ratably over a three-year period. FEMSA accounts for its share-based payment bonus plan as an equity-settled share-based payment transaction as it will ultimately settle its obligations with its employees by issuing its own shares or those of its subsidiary Coca-Cola FEMSA.
The Company contributes the individual employee’s special bonus (after taxes) in cash to the Administrative Trust (which is controlled and consolidated by FEMSA), who then uses the funds to purchase FEMSA or Coca-Cola FEMSA shares (as instructed by the Administrative Trust’s Technical Committee), which are then allocated to such employee. The Administrative Trust tracks the individual employees’ account balance. FEMSA created the Administrative Trust to conduct the purchase of FEMSA and Coca-Cola FEMSA shares by each of its subsidiaries with eligible executives participating in the stock incentive plan. The Administrative Trust’s objectives are to acquire FEMSA shares or shares of Coca-Cola FEMSA and to manage the shares granted to the individual employees based on instructions set forth by the Technical Committee. Once the shares are acquired following the Technical Committee’s instructions, the Administrative Trust assigns to each participant their respective rights. As the trust is controlled and therefore consolidated by FEMSA, shares purchased in the market and held within the Administrative Trust are presented as treasury stock (as it relates to FEMSA’s shares) or as a reduction of the non-controlling interest (as it relates to Coca-Cola FEMSA’s shares) in the consolidated statement of changes in equity, within the line item “issuance (purchase) of share-based compensation plan”. Should an employee leave prior to their shares vesting, such employee would lose the rights to such shares, which would then remain within the Administrative Trust and be able to be reallocated to other eligible employees as determined by the Company. The incentive plan target is expressed in months of salary, and the final amount payable is computed based on a percentage of compliance with the goals established every year. For the years ended December 31, 2024, December 31, 2023 and 2022, the compensation expense recorded in the consolidated income statement amounted to Ps. 947, Ps. 943 and Ps. 866, respectively.

All shares held in the Administrative Trust are considered outstanding for diluted earnings per share purposes and dividends on treasury shares are paid out and affect retained earnings.
As of December 31, 2024 and December 31, 2023, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2024	2023	2024	2023
Beginning balance	7,283,198	5,723,019	1,904,240	1,860,379
Shares acquired by the administrative trust to employees	2,768,091	4,844,120	904,246	1,139,180
Shares released from administrative trust to employees upon vesting	(3,843,052)	(3,283,941)	(933,835)	(1,095,319)
Ending balance	6,208,237	7,283,198	1,874,651	1,904,240

The vesting period corresponding to the shares held by the trust as of December 31, 2024 is 2025-2027.